Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 244	$ (2,249)	$ (3,244)	$ 285	$ (16,890)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(3,463)	2,862	(1,707)	(3,537)	3,578
Comprehensive (loss) income	$ (3,219)	$ 613	$ (4,951)	$ (3,252)	$ (13,312)